Fiduciary activities and management of funds	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Fiduciary activities and management of funds
32.	Fiduciary activities and management of funds
The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in a trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible of poor yielding of the assets under its management.
As of December 31, 2021 and 2020, the value of the managed
off-balance
sheet financial assets is as follows:

	2021	2020
	S/(000)	S/(000)
Investment funds	18,669,786	15,008,109
Mutual funds	4,310,914	5,980,724

Total	22,980,700	20,988,833